Long-term Investments: Schedule of Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Equity Method Investments:
Schedule of Equity Method Investments

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Mechel Somani Carbon (Mining segment)	51%	–	528	–
TPTU (Mining segment)	40%	40%	4,323	4,297
TRMZ (Mining segment)	25%	25%	2,324	2,435
RIKT (Mining segment)	36%	36%	975	2,032
Total equity method investments			8,150	8,764